FINANCIAL INSTRUMENTS AND RISK ANALYSIS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND RISK ANALYSIS
3.	FINANCIAL INSTRUMENTS AND RISK ANALYSIS

3.1.	Overview

The table below summarizes the financial assets and financial liabilities carried at fair value at September 30, 2018 and December 31, 2017, excluding Liabilities subjected to compromise (Note 28).

	Accounting measurement	09/30/2018		12/31/2017
		Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and banks	Fair value	352,607	352,607	277,500	277,500
Cash equivalents	Fair value	4,716,514	4,716,514	6,585,184	6,585,184
Short-term investments	Fair value	91,723	91,723	136,286	136,286
Accounts receivable	Amortized cost	7,282,232	7,282,232	7,367,442	7,367,442
Available-for-sale financial asset	Fair value	2,073,918	2,073,918	1,965,972	1,965,972
Dividends receivable	Amortized cost	2,525,049	2,525,049	2,012,146	2,012,146
Liabilities
Trade payables	Amortized cost	7,967,272	7,967,272	5,170,970	5,170,970
Borrowings and financing	Amortized cost	6,981,474	6,981,474	54,251	54,251
Public debentures	Amortized cost	2,965,085	2,965,085	—	—
Senior notes	Amortized cost	6,189,896	7,277,657	—	—
Dividends and interest on capital	Amortized cost	6,185	6,185	6,222	6,222
Licenses and concessions payable	Amortized cost	73,768	73,768	20,910	20,910
Tax refinancing program	Amortized cost	618,098	618,098	888,777	888,777

The confirmation of Oi Group’s Judicial Reorganization Plan by the Judicial Reorganization Court, which was approved at the General Creditors’ Meeting held on December 20 and 19, 2017 (“Plan” or “JRP”), was done on January 8, 2018, when Oi Group’s judicial reorganization plan was granted. The decision was published on February 5, 2018 (“Plan Confirmation”). Since this date, the borrowings and financing have become novated. The balances of these borrowings and financing were recalculated pursuant to the Plan’s terms and conditions, in accordance with the plan’s stages for debt restructuring purposes. See note 28.

Fair value of financial instruments

The Company and its subsidiaries have measured their financial assets and financial liabilities at fair value using available market inputs and valuation techniques appropriate for each situation. The interpretation of market inputs for the selection of such techniques requires considerable judgment and the preparation of estimates to obtain an amount considered appropriate for each situation. Accordingly, the estimates presented may not necessarily be indicative of the amounts that could be obtained in an active market. The use of different assumptions for the calculation of the fair value may have a material impact on the amounts.

(a)	Non-derivative financial instruments measured at fair value

The fair value of securities traded in active markets is equivalent to the amount of the last closing quotation available at the end of the reporting period, multiplied by the number of outstanding securities.

For the remaining contracts, the Company carries out an analysis comparing the current contractual terms and conditions with the terms and conditions effective for the contract when they were originated. When terms and conditions are dissimilar, fair value is calculated by discounting future cash flows at the market rates prevailing at the end of the period, and when similar, fair value is similar to the carrying amount on the reporting date.

The financial investment in Unitel and CVT are classified as financial asset and recoverable amount of dividends receivable from Unitel. The fair value is driven by a number of estimations concerning the potential outcomes and recoveries from the various legal proceedings which have been instituted on behalf of the Company and its affiliates. In addition, the fair value is estimated based on the internal valuation made, including cash flows forecasts for a five-year period, the choice of a growth rate to extrapolate the cash flows projections, and definition of appropriate discount rates and foreign exchange rates consistent with the reality of each country where the businesses are located. In addition to the financial and business assumptions referred to above, the Company also takes into consideration the fair value measurement of cash investments, qualitative assumptions, including the impacts of developments in the lawsuits filed against third parties, and the opinion of the legal counsel on the outcome of these lawsuits. With regard to the impairment test of dividends, the Company uses financial assumptions on the discount rate in time and the foreign exchange rate, and uses qualitative assumptions based on the opinion of the legal counsel on the outcome the proceedings of filed against Unitel and third parties for the nonpayment of dividends and interest.

The Company monitors and periodically updates the key assumptions and critical estimates used to calculate fair value.

(b)	Fair value measurement hierarchy

Fair value is the price for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties, in an arm’s length transaction on measurement date. The fair value is be based on the assumptions that market participants consider in pricing an asset or a liability, and in the establishment a hierarchy that prioritizes the information used to build such assumptions. The fair value measurement hierarchy attaches more importance to available market inputs (i.e., observable data) and a less weight to inputs based on data without transparency (i.e., unobservable data). Additionally, the Company considers all nonperformance risk aspects, including the entity’s credit, when measuring the fair value of a liability.

The classification of an instrument in the fair value measurement hierarchy is based on the lowest level of input significant for its measurement. The description of three-level hierarchy is presented below:

Level 1—inputs consist of prices quoted (unadjusted) in active markets for identical assets or liabilities to which the entity has access on measurement date;

Level 2—inputs are different from prices quoted in active markets used in Level 1 and consist of directly or indirectly observable inputs for the asset or liability. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets that are not active; or inputs that are observable for the asset or liability or that can support the observed market inputs by correlation or otherwise for substantially the entire asset or liability.

Level 3—inputs used to measure an asset or liability are not based on observable market variables. These inputs represent management’s best estimates and are generally measured using pricing models, discounted cash flows, or similar methodologies that require significant judgment or estimate.

There were no transfers between levels during September 30, 2018 and December 31, 2017.

	Fair value measurement hierarchy	Fair value	Fair value
		09/30/2018	12/31/2017
Assets
Cash	Level 1	352,607	277,500
Cash equivalents	Level 2	4,716,514	6,585,184
Short-term investments	Level 2	91,723	136,286
Available-for-sale financial asset (Note 26)	Level 3	2,073,918	1,965,972

There were no transfers between levels in the nine months ended September 30, 2018 and, in the year, ended December 31, 2017.

3.2.	Measurement of financial assets and financial liabilities at amortized cost

The fair value of the financial instruments mentioned below is substantially close to the carrying amounts due to the following reasons:

•	Accounts receivables: short-term maturity of bills.

•	Trade payables, dividends and interests on capital: all obligations are due to be settled in the short term.

•	Borrowings and financing: all transactions are adjusted for inflation based on contractual indices.

•

Licenses and concessions payable, tax refinancing program and other payables (payable for the acquisition of equity interests): all payables are adjusted for inflation based on the contractual indices.

3.3.	Financial risk management

The Company’s and its subsidiaries’ activities expose them to several financial risks, such as: market risk (including currency fluctuation risk, interest rate risk on fair value, interest rate risk on cash flows, and price risk), credit risk, and liquidity risk. According to their nature, financial instruments may involve known or unknown risks, and it is important to assess to the best judgment the potential of these risks. The Company and its subsidiaries may use derivative financial instruments to mitigate certain exposures to these risks.

The Company’s treasury officer, in accordance with the policies approved by the Board of Directors, carries out risk management.

The Hedging and Cash Investments Policies, approved by the Board of Directors, document the management of exposures to market risk factors generated by the financial transactions of the Oi Group companies.

In the aftermath of the approval of the JRP, based on the measured new risk factors, the Company approved with the Board of Directors a new strategy to the Board of Directors to mitigate the risks arising on the foreign exchange exposure of its financial liabilities, as is ready to implement it as from this point in time. In line with the Hedging Policy pillars, the strategy is focused on the preservation of the Company’s cash flows, maintaining the liquidity, and comply with the financial covenants.

3.4.1.	Market risk

(a)	Foreign exchange risk

Financial assets

The Company is not exposed to any material foreign exchange risk involving foreign currency-denominated financial assets as at September 30, 2018, except with regard to the assets held for sale, for which we did not enter into any currency hedging transaction.

Net investment in foreign subsidiaries

The risks related to the Company’s investments in foreign currency arise mainly from the investments in the subsidiaries in Africa. The Company does not have any contracted instrument to hedge against the risk associated to the net investments in foreign companies.

Foreign currency-denominated financial assets and liabilities are presented in the balance sheet as follows (includes intragroup balances):

	09/30/2018		12/31/2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash	165,251	165,251	82,482	82,482
Cash equivalents	7,408	7,408	1,307	1,307
Short-term investments	—	—	662	662
Financial liabilities
Borrowings and financing	8,873,833	9,961,594	39,680,914	18,394,596

Foreign exchange risk sensitivity analysis

At September 30, 2018, management estimated the depreciation scenarios of the Brazilian real in relation to other currencies, at the end of the reporting period. It is worth noting, however, that in light of the filing of the judicial reorganization request on June 20, 2016—the Company’s foreign currency-denominated financial liabilities are part of the list of payables subject to renegotiation. Contingent to the successful implementation of said negotiation, the scenarios described below should not represent a cash outflow risk. In the period from the filing and approval and ratification of the judicial reorganization plan by the creditors the payment of interest and repayment of principal of the Company’s borrowings and financing are suspended.

For purposes of this Instruction, however, the rates used for the probable scenario were the rates prevailing at the end of September 2018 and December 2017. The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate		Rate
Description	09/30/2018	Depreciation	12/31/2017	Depreciation
Probable scenario
US dollar	4.0039	0%	3,3080	0%
Euro	4.6545	0%	3,9693	0%
Possible scenario
US dollar	5.0049	25%	4,1350	25%
Euro	5.8181	25%	4,9616	25%
Remote scenario
US dollar	6.0059	50%	4,9620	50%
Euro	6.9818	50%	5,9540	50%

The impacts of foreign exchange exposure, in the sensitivity scenarios estimated by the Company, are shown in the table below:

09/30/2018
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar debt	Dollar appreciation	15,504,183	19,380,229	23,256,275
US dollar cash	Dollar depreciation	(7,702)	(9,628)	(11,553)
Euro debt	Euro appreciation	2,786,912	3,483,640	4,180,368
Euro cash	Euro depreciation	(164,957)	(206,196)	(247,436)
Fair value adjustment	Dollar /euro depreciation	(9,533,652)	(11,917,064)	(14,300,477)
Total assets/liabilities indexed to exchange fluctuation*		8,584,784	10,730,981	12,877,177
Total (gain) loss			2,146,197	4,292,393

*	Considers face value in the sensitivity scenarios estimated by Company.

(b)	Interest rate risk

Financial assets

Cash equivalents and short-term investments in local currency are substantially maintained in financial investment funds exclusively managed for the Company and its subsidiaries, and investments in private securities issued by prime financial institutions.

The interest rate risk linked to these assets arises from the possibility of decreases in these rates and consequent decrease in the return on these assets.

Financial liabilities

The Company and its subsidiaries have borrowings and financing subject to floating interest rates, based on the Long-term Interest Rate (TJLP) or the CDI, in the case of real-denominated debt as at September 30, 2018. The Company does not have borrowings and financing subject to foreign currency-denominated interest rate.

As at September 30, 2018, approximately 45.4% (32.9% at December 31, 2017) of the incurred debt was subject to floating interest rates. The most material exposure of Company’s and its subsidiaries’ debt after is to CDI. Therefore, a continued increase in this interest rate would have an adverse impact on future interest payments.

These assets and liabilities are presented in the balance sheet as follows:

	09/30/2018		12/31/2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash equivalents	4,709,106	4,709,106	6,583,877	6,583,877
Short-term investments	91,723	91,723	135,624	135,624
Financial liabilities
Borrowings and financing	7,262,622	7,262,622	16,032,870	15,081,001

Interest rate fluctuation risk sensitivity analysis

Management believes that the most material risk related to interest rate fluctuations arises from its liabilities pegged to the TJLP and primarily the CDI. This risk is associated to an increase in those rates. It is worth mentioning that the TJLP rate remained stable at 7.0% p.a. until December 31, 2017. Beginning January 1, 2018, the TJLP was being successively reduced: 6.75% per year up to March 2018, 6.6% per year from April to June 2018, and 6.56% from July to September 2018. At the end of the quarter, however, the National Monetary Council decided to increase this rate to 6.98% per year.

As required by CVM Instruction 475, Management estimated the fluctuation scenarios of the rates CDI and TJLP as at September 30, 2018. The rates used for the probable scenario were the rates prevailing at the end of the reporting period.

For purposes of this Instruction, however, these rates have been stressed by 25% and 50%, and used as benchmark for the possible and remote scenarios.

09/30/2018
Interest rate scenarios
Probable scenario		Possible scenario		Remote scenario
CDI	TJLP	CDI	TJLP	CDI	TJLP
6.39	6.56	7.99	8.20	9.59	9.84

Such sensitivity analysis considers payment outflows in future dates. Thus, the aggregate of the amounts for each scenario is not equivalent to the fair values, or even the present values of these liabilities.

The impacts of exposure to interest rates, in the sensitivity scenarios estimated by the Company, are shown in the table below:

		09/30/2018
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
CDI-indexed debt	CDI increase	4,112,359	5,375,599	6,737,490
TJLP-indexed debt	TJLP increase	3,855,284	4,743,520	5,703,976

Total assets/liabilities pegged to the interest rate		7,967,643	10,119,119	12,441,466

Total (gain) loss			2,151,476	4,473,823

3.4.2.	Credit risk

The concentration of credit risk associated to trade receivables is immaterial due to the diversification of the portfolio. Doubtful receivables are adequately covered by an allowance for doubtful accounts.

Transactions with financial institutions (cash investments and borrowings and financing) are made with prime entities, avoiding the concentration risk. The credit risk of financial investments is assessed by setting caps for investment in the counterparts, taking into consideration the ratings released by the main international risk rating agencies for each one of such counterparts. As at September 30, 2018, approximately 95.3% of the consolidated cash investments were made with counterparties with an AAA, AA, A, and or sovereign risk rating.

The Company has credit risks related to dividends receivable associated to the investment in Unitel (Note 26).

3.4.3.	Liquidity risk

The liquidity risk also arises from the possibility of the Company being unable to discharge its liabilities on maturity dates and obtain cash due to market liquidity restrictions. Management uses its resources mainly to fund capital expenditures incurred on the expansion and upgrading of the network, invest in new businesses.

The Company’s management monitors the continual forecasts of the liquidity requirements to ensure that the company has sufficient cash to meet its operating needs and fund capital expenditure to modernize and expand its network.

In light of the current judicial reorganization scenario, as referred to in Note 1, the Company’s obligations related to the contractual maturities of financial liabilities, including the payments of interest in borrowings, financing and debentures, were negotiated with creditors and will be repaid under the terms of the JRP.

Because of the confirmation of the Plan, the Company’s obligations related to the contractual maturities of the financial liabilities, including interest payments on borrowings, financing, and debentures were novated and the related balances were recalculated according to the Plan’s terms and conditions, in accordance with the plan’s stages for debt restructuring purposes.

3.       FINANCIAL INSTRUMENTS AND RISK ANALYSIS

3.1.	Overview

The table below summarizes the financial assets and financial liabilities carried at fair value at December 31, 2017 and 2016, excluding Liabilities subjected to compromise (note 28).

	Accounting measurement	2017		2016
		Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and banks	Fair value	277,500	277,500	270,310	270,310
Cash equivalents	Fair value	6,585,184	6,585,184	7,292,941	7,292,941
Short-term investments	Fair value	136,286	136,286	286,005	286,005
Accounts receivable (i)	Amortized cost	7,367,442	7,367,442	8,347,459	8,347,459
Available-for-sale financial asset	Fair value	1,965,972	1,965,972	2,047,379	2,047,379
Dividends receivable	Amortized cost	2,012,146	2,012,146	2,008,556	2,008,556
Liabilities
Trade payables (i)	Amortized cost	5,170,970	5,170,970	4,115,632	4,115,632
Borrowings and financing	Amortized cost	54,251	54,251	54,915	54,915
Dividends and interest on capital	Amortized cost	6,222	6,222	6,262	6,262
Licenses and concessions payable (ii)	Amortized cost	20,910	20,910	110,750	110,750
Tax refinancing program (ii)	Amortized cost	888,777	888,777	760,456	760,456
Other payables (payable for the acquisition of equity interest) (ii)	Amortized cost			342,086	342,086

Accordingly, for the closing of 2017:

(i)	The balances of accounts receivables if the fourth quarter of 2017 and trade payables have short terms and, therefore, they are not adjusted to fair value.

(ii)

The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be discharged.

Fair value of financial instruments

The Company and its subsidiaries have measured their financial assets and financial liabilities at fair value using available market inputs and valuation techniques appropriate for each situation. The interpretation of market inputs for the selection of such techniques requires considerable judgment and the preparation of estimates to obtain an amount considered appropriate for each situation. Accordingly, the estimates presented may not necessarily be indicative of the amounts that could be obtained in an active market. The use of different assumptions for the calculation of the fair value may have a material impact on the amounts.

(a)	Derivative financial instruments

The method used for calculating the fair value of derivative financial instruments was the future cash flows associated to each instrument contracted, discounted at market rates.

The Company conducted derivative transactions to manage certain market risks, mainly the interest rate risk and foreign exchange risk. As a result of the Company’s Board of Directors’ decision, and because of the expected debt restructuring, these derivative contracts were cancelled and their balances reversed throughout the second and third quarters of 2016. As at December 31, 2017 the Company no longer held derivative contracts.

(b)	Non-derivative financial instruments measured at fair value

The fair value of securities traded in active markets is equivalent to the amount of the last closing quotation available at the end of the reporting period, multiplied by the number of outstanding securities.

For the remaining contracts, the Company carries out an analysis comparing the current contractual terms and conditions with the terms and conditions effective for the contract when they were originated. When terms and conditions are dissimilar, fair value is calculated by discounting future cash flows at the market rates prevailing at the end of the period, and when similar, fair value is similar to the carrying amount on the reporting date.

Refers to the fair value of the financial investment in Unitel and CVT, classified as an available-for-sale financial asset and recoverable amount of dividends receivable from Unitel. The fair value of the investments is estimated based on the internal valuation made, including cash flows forecasts for a five-year period, the choice of a growth rate to extrapolate the cash flows projections, and definition of appropriate discount rates and foreign exchange rates consistent with the reality of each country where the businesses are located. In addition to the financial and business assumptions referred to above, the Company also takes into consideration the fair value measurement of cash investments, qualitative assumptions, including the impacts of developments in the lawsuits filed against third parties, and the opinion of the legal counsel on the outcome of these lawsuits. With regard to the impairment test of dividends, the Company uses financial assumptions on the discount rate in time and the foreign exchange rate, and uses qualitative assumptions based on the opinion of the legal counsel on the outcome of filed against Unitel for the nonpayment of dividends and interest.

The Company monitors and periodically updates the key assumptions and critical estimates used to calculate fair value.

(c)	Fair value measurement hierarchy

Fair value is the price for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties, in an arm’s length transaction on measurement date. The fair value is be based on the assumptions that market participants consider in pricing an asset or a liability, and in the establishment a hierarchy that prioritizes the information used to build such assumptions. The fair value measurement hierarchy attaches more importance to available market inputs (i.e., observable data) and a less weight to inputs based on data without transparency (i.e., unobservable data). Additionally, the Company considers all nonperformance risk aspects, including the entity’s credit, when measuring the fair value of a liability.

The classification of an instrument in the fair value measurement hierarchy is based on the lowest level of input significant for its measurement. The description of three-level hierarchy is presented below:

Level 1—inputs consist of prices quoted (unadjusted) in active markets for identical assets or liabilities to which the entity has access on measurement date;

Level 2—inputs are different from prices quoted in active markets used in Level 1 and consist of directly or indirectly observable inputs for the asset or liability. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets that are not active; or inputs that are observable for the asset or liability or that can support the observed market inputs by correlation or otherwise for substantially the entire asset or liability.

Level 3—inputs used to measure an asset or liability are not based on observable market variables. These inputs represent management’s best estimates and are generally measured using pricing models, discounted cash flows, or similar methodologies that require significant judgment or estimate.

There were no transfers between levels during December 31, 2017 and 2016.

	Fair value measurement hierarchy	Fair value 2017	Fair value 2016
Assets
Cash	Level 1	277,500	270,310
Cash equivalents	Level 2	6,585,184	7,292,941
Short-term investments	Level 2	136,286	286,005
Derivative financial instruments	Level 2
Available-for-sale financial asset (Note 27)	Level 3	1,965,972	2,047,379

There were no transfers between levels in the years ended December 31, 2017 and 2016. In the second and third quarters of 2016, because of the expected debt restructuring, the Company cancelled all its derivative contracts. The remaining balance refers to an agreement entered into with a financial institution that is now included in the list of Company creditors and it is under the Judicial Reorganization and should not change in the future as a result of any development in the foreign exchange and interest areas.

3.2.	Measurement of financial assets and financial liabilities at amortized cost

The fair value of the financial instruments mentioned below is substantially close to the carrying amounts due to the following reasons:

•	Accounts receivables: short-term maturity of bills.

•	Trade payables, dividends and interests on capital: all obligations are due to be settled in the short term.

•	Borrowings and financing: all transactions are adjusted for inflation based on contractual indices.

•

Licenses and concessions payable, tax refinancing program and other payables (payable for the acquisition of equity interests): all payables are adjusted for inflation based on the contractual indices.

3.3.	Financial risk management

The Company’s and its subsidiaries’ activities expose them to several financial risks, such as: market risk (including currency fluctuation risk, interest rate risk on fair value, interest rate risk on cash flows, and price risk), credit risk, and liquidity risk. According to their nature, financial instruments may involve known or unknown risks, and it is important to assess to the best judgment the potential of these risks. The Company and its subsidiaries may use derivative financial instruments to mitigate certain exposures to these risks.

The Company’s treasury officer, in accordance with the policies approved by the Board of Directors, carries out risk management.

The Hedging and Cash Investments Policies, approved by the Board of Directors, document the management of exposures to market risk factors generated by the financial transactions of the Oi Group companies.

As decided by the Board of Directors, in light of the expected debt restructuring and the filing of the Company’s judicial reorganization, the Company’s derivatives portfolio was reversed throughout the second quarter until it was fully settled in July of 2016.

3.4.1.	Market risk

(a)	Foreign exchange risk

Financial assets

The Company is not exposed to any material foreign exchange risk involving foreign currency-denominated financial assets at December 31, 2017, except with regard to the assets held for sale, for which there was no currency hedging transactions.

Net investment in foreign subsidiaries

The risks related to the Company’s investments in foreign currency arise mainly from the investments in the subsidiaries in Africa. The Company does not have any contracted instrument to hedge against the risk associated to the net investments in foreign companies.

Foreign currency-denominated financial assets are presented in the balance sheet as follows (includes intragroup balances):

	2017			2016
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash	82,482	82,482	80,655	80,655
Cash equivalents	1,307	1,307	2,381	2,381
Short-term investments	662	662

Foreign exchange risk sensitivity analysis

At December 31, 2017, management estimated the depreciation scenarios of the Brazilian real in relation to other currencies, at the end of the reporting period. It is worth noting, however, that in light of the filing of the judicial reorganization request on June 20, 2016—as referred to in Note 1—the Company’s foreign currency-denominated financial liabilities are part of the list of payables subject to renegotiation. Contingent to the successful implementation of said negotiation, the scenarios described below should not represent a cash outflow risk. In the period from the filing and approval and ratification of the judicial reorganization plan by the creditors the payment of interest and repayment of principal of the Company’s borrowings and financing are suspended.

For purposes of this Instruction, however, the rates used for the probable scenario were the rates prevailing at the end of December 2017. The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate		Rate
Description	2017	Depreciation	2016	Depreciation
Probable scenario
US dollar	3.3080	0%	3,2591	0%
Euro	3.9693	0%	3,4384	0%
Possible scenario
US dollar	4.1350	25%	4,0739	25%
Euro	4.9616	25%	4,2980	25%
Remote scenario
US dollar	4.9620	50%	4,8887	50%
Euro	5.9540	50%	5,1576	50%

The impacts of foreign exchange exposure, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2017
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar cash	Dollar	(2,639)	(3,298)	(3,958)
Euro cash	Euro	(81,812)	(102,265)	(122,718)

Total assets indexed to exchange fluctuation		(84,451)	(105,563)	(126,676)

Total (gain) loss			21,113	42,225

2016
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar cash	Dollar	(3,028)	(3,785)	(4,542)
Euro cash	Euro	(80,007)	(100,009)	(120,011)

Total assets indexed to exchange fluctuation		(83,035)	(103,794)	(124,553)

Total (gain) loss			20,759	41,518

(b)	Interest rate risk

Financial assets

Cash equivalents and short-term investments in local currency are substantially maintained in financial investment funds exclusively managed for the Company and its subsidiaries, and investments in private securities issued by prime financial institutions.

The interest rate risk linked to these assets arises from the possibility of decreases in these rates and consequent decrease in the return on these assets.

These assets are presented in the balance sheet as follows:

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash equivalents	6,583,877	6,583,877	7,290,561	7,290,561
Short-term investments	135,624	135,624	286,005	286,005

3.4.2.	Credit risk

The concentration of credit risk associated to trade receivables is immaterial due to the diversification of the portfolio. Doubtful receivables are adequately covered by an allowance for doubtful accounts.

Transactions with financial institutions (cash investments and borrowings and financing) are made with prime entities, avoiding the concentration risk. The credit risk of financial investments is assessed by setting caps for investment in the counterparts, taking into consideration the ratings released by the main international risk rating agencies for each one of such counterparts. At December 31, 2017, 2016 and 2015, approximately 95.8%, 95.8% and 99.2% of the consolidated short term investments were made with counterparties with an AAA, AA, A, and sovereign risk rating.

The Company has credit risks related to dividends receivable associated to the investment in Unitel (Note 25).

3.4.3.	Liquidity risk

The liquidity risk also arises from the possibility of the Company being unable to discharge its liabilities on maturity dates and obtain cash due to market liquidity restrictions. Management uses its resources mainly to fund capital expenditures incurred on the expansion and upgrading of the network, invest in new businesses.

The Company’s management monitors the continual forecasts of the liquidity requirements to ensure that the company has sufficient cash to meet its operating needs and fund capital expenditure to modernize and expand its network.

In light of the current judicial reorganization scenario, as referred to in Note 1, the Company’s obligations related to the contractual maturities of financial liabilities, including the payments of interest in borrowings, financing and debentures, were negotiated with creditors and will be repaid under the terms of the JRP.